Commitments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jan. 18, 2018	Sep. 01, 2016
Commitments Details
Term of Lease	3 years	3 years
Monthly Payment Year One				$ 7,715
Monthly Payments Year Two				7,972
Monthly Payments Year Three				$ 8,229
Office Agreement in Colorado per month rent			$ 91
Term of Lease Agreement	12 months